Capital Structure (Details) - $ / shares	Dec. 31, 2021	Oct. 31, 2021	Dec. 31, 2020
Capital Structure (Details) [Line Items]
Preferred stock, shares authorized (in Shares)	100,000,000		42,000,000
Preferred stock, par value	$ 0.00001		$ 0.00001
Common stock, shares issued (in Shares)	26,487,680		951,794
Common stock, shares outstanding (in Shares)	26,487,680		951,794
Convertible Preferred Stock [Member]
Capital Structure (Details) [Line Items]
Convertible preferred stock, shares authorized (in Shares)		10,000,000	21,982,491
Preferred stock, par value		$ 0.00001	$ 0.00001
Series A Preferred Stock [Member]
Capital Structure (Details) [Line Items]
Convertible preferred stock, shares authorized (in Shares)	10,000,000		21,982,491
Preferred stock, par value	$ 0.00001		$ 0.00001
Dividends declared on common stock, per share	0.0411
Original issuance price, per share	$ 0.6842
Series B [Member]
Capital Structure (Details) [Line Items]
Convertible preferred stock, shares authorized (in Shares)	10,000,000		21,982,491
Preferred stock, par value	$ 0.00001		$ 0.00001
Dividends declared on common stock, per share	0.2036
Original issuance price, per share	$ 3.3939
Series C [Member]
Capital Structure (Details) [Line Items]
Convertible preferred stock, shares authorized (in Shares)	10,000,000		21,982,491
Preferred stock, par value	$ 0.00001		$ 0.00001
Dividends declared on common stock, per share	0.9476
Original issuance price, per share	$ 15.7933